Summary of Significant Accounting Policies (Details)	12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	Jan. 02, 2011 Buildings Useful lives Previous estimate	Dec. 31, 2012 Buildings Useful lives Restatement adjustment USD ($)	Dec. 31, 2012 Buildings Useful lives Restatement adjustment CNY	Dec. 31, 2011 Buildings Useful lives Restatement adjustment CNY	Dec. 31, 2012 Buildings Maximum	Dec. 31, 2012 Equipment Minimum	Dec. 31, 2012 Equipment Maximum	Dec. 31, 2012 Office furniture and fixtures Minimum	Dec. 31, 2012 Office furniture and fixtures Maximum	Dec. 31, 2012 Leasehold improvements Maximum
Short-term Investments
Comprehensive income (loss)			$ 0
Property and Equipment
Useful life								20 years				40 years	3 years	5 years	3 years	5 years	5 years
Change in depreciation expense	(9,536,000)	(59,411,000)		(38,274,000)		(21,288,000)			400,000	2,649,000	1,612,000
Goodwill
Goodwill impairment charges	73,000	456,000	40,000	267,000	0		0
Impairment of Long-Lived Assets
Impairment loss on long-lived assets	2,218,000	13,820,000		6,396,000		2,087,000
Restaurant expenses
Restaurant staff catering and welfare expenses reclassified from food and paper and other restaurant operating expense to restaurant wages and related expenses		19,306,000		20,530,000		15,163,000
Segment Reporting
Number of reportable segments into which restaurants are aggregated	1	1
Number of geographical segments	0	0
Government Grants
Unrestricted government subsidies from local government agencies	3,400,000	21,164,000		5,936,000		5,347,000
Translation into United States Dollars
Translations of amounts from RMB into U.S. dollars at the rate of U.S. $1.00 to RMB		6.2301